RELATED PARTY TRANSACTIONS - Net Revenues, Emoluments, Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Net revenues	€ 3,420,321	€ 3,416,890	€ 3,105,084
Costs	1,953,441	1,986,792	1,899,433
Net financial expenses	23,563	29,260	27,729
Trade receivables	211,399	239,410
Compensation payable to the former Chairman	653,751	607,505
Total emoluments	17,161	17,879	8,722
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	233,635	326,475	250,948
Costs	92,834	107,415	92,111
Net financial expenses	1,370	1,191	471
Trade receivables	48,467	75,861
Compensation payable to the former Chairman	28,559	25,119
Other current assets	1,486	2,097
Other liabilities	30,642	37,523
Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	1,707	2,159	2,071
Costs	12,651	13,666	13,567
Net financial expenses	0	0	0
Trade receivables	208	271
Compensation payable to the former Chairman	1,999	2,292
Other current assets	5	0
Other liabilities	0	0
Statutory Auditors
Disclosure of transactions between related parties [line items]
Total emoluments	118	112	105
Maserati | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	217,922	315,407	241,478
Costs	3,982	4,698	1,933
Net financial expenses	0	0	0
Trade receivables	39,077	71,560
Compensation payable to the former Chairman	6,099	3,028
Other current assets	0	0
Other liabilities	30,594	37,496
FCA US LLC | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	6	0
Costs	28,486	44,882	37,612
Net financial expenses	0	0	0
Trade receivables	135	129
Compensation payable to the former Chairman	6,332	6,848
Other current assets	0	0
Other liabilities	0	0
Magneti Marelli | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	1,589	1,866	1,735
Costs	40,343	36,670	29,663
Net financial expenses	0	0	0
Trade receivables	2,774	899
Compensation payable to the former Chairman	9,427	8,103
Other current assets	0	0
Other liabilities	0	0
Other FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	12,106	6,754	5,472
Costs	7,193	7,007	9,163
Net financial expenses	1,370	1,191	471
Trade receivables	5,896	2,657
Compensation payable to the former Chairman	4,689	4,646
Other current assets	1,481	2,097
Other liabilities	44	27
FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	231,617	324,033	248,685
Costs	80,004	93,257	78,371
Net financial expenses	1,370	1,191	471
Trade receivables	47,882	75,245
Compensation payable to the former Chairman	26,547	22,625
Other current assets	1,481	2,097
Other liabilities	30,638	37,523
Exor Group Companies (Excluding FCA Group) | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	311	283	192
Costs	179	492	173
Net financial expenses	0	0	0
Trade receivables	377	345
Compensation payable to the former Chairman	13	202
Other current assets	0	0
Other liabilities	4	0
COXA S.p.A. | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	13	48	121
Costs	5,819	6,141	7,096
Net financial expenses	0	0	0
Trade receivables	9	3
Compensation payable to the former Chairman	812	1,142
Other current assets	0	0
Other liabilities	0	0
HPE S.r.l. | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Costs	6,832	7,525	6,447
Net financial expenses	0	0	0
Trade receivables	0	0
Compensation payable to the former Chairman	1,187	1,150
Other current assets	0	0
Other liabilities	0	0
Other Related Parties | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	1,694	2,111	1,950
Costs	0	0	24
Net financial expenses	0	0	0
Trade receivables	199	268
Compensation payable to the former Chairman	0	0
Other current assets	5	0
Other liabilities	0	0
Ferrari N.V. (Ferrari) | Directors
Disclosure of transactions between related parties [line items]
Total emoluments	€ 17,043	€ 17,767	€ 8,617